FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781
                                  ----------

                                 TEMPLETON FUNDS
                     ----------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 954/527-7500
                                                   --------------

Date of fiscal year end:   8/31
                          -----

Date of reporting period: 05/31/09
                         -----------

ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Funds

QUARTERLY STATEMENTS OF INVESTMENTS
MAY 31, 2009

CONTENTS

Templeton Foreign Fund ....................................................    3
Templeton World Fund ......................................................    7
Notes to Statements of Investments ........................................   11

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)
                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Funds

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

                                                                                                 SHARES
       TEMPLETON FOREIGN FUND                                    INDUSTRY                        /UNITS             VALUE
       ----------------------                 ----------------------------------------------  -----------      --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS 94.9%
       AUSTRALIA 0.6%
       Brambles Ltd. .......................          Commercial Services & Supplies            6,844,091      $   32,246,921
                                                                                                               --------------
       AUSTRIA 0.6%
       Telekom Austria AG ..................      Diversified Telecommunication Services        2,227,206          34,328,248
                                                                                                               --------------
       BERMUDA 0.4%
       Partnerre Ltd. ......................                     Insurance                        314,290          20,510,565
                                                                                                               --------------
       BRAZIL 1.1%
       Companhia de Saneamento Basico do
          Estado de Sao Paulo ..............                  Water Utilities                   1,345,701          21,074,153
       Embraer-Empresa Brasileira de
          Aeronautica SA, ADR ..............                Aerospace & Defense                 2,053,070          39,377,883
                                                                                                               --------------
                                                                                                                   60,452,036
                                                                                                               --------------
       CANADA 1.0%
       Biovail Corp. .......................                  Pharmaceuticals                   4,124,060          52,379,814
                                                                                                               --------------
       CHINA 2.8%
       China Shenhua Energy Co. Ltd., H ....            Oil, Gas & Consumable Fuels             8,836,700          29,352,505
       China Telecom Corp. Ltd., H .........      Diversified Telecommunication Services      166,227,042          78,051,435
       Shanghai Electric Group Co. Ltd. ....               Electrical Equipment                83,639,091          39,488,281
                                                                                                               --------------
                                                                                                                  146,892,221
                                                                                                               --------------
       FINLAND 0.4%
       UPM-Kymmene OYJ .....................              Paper & Forest Products               2,198,386          20,516,942
                                                                                                               --------------
       FRANCE 10.0%
       AXA SA ..............................                     Insurance                      4,320,030          80,085,558
       Cap Gemini ..........................                    IT Services                       760,824          29,289,829
       Compagnie Generale des Etablissements
          Michelin, B ......................                  Auto Components                     448,729          27,154,507
       France Telecom SA ...................      Diversified Telecommunication Services        2,686,311          65,525,469
       GDF Suez ............................                  Multi-Utilities                     701,320          27,524,675
       Sanofi-Aventis ......................                  Pharmaceuticals                   1,495,345          95,046,438
       Total SA, B .........................            Oil, Gas & Consumable Fuels             1,858,110         107,069,009
       Vinci SA ............................            Construction & Engineering                863,500          41,362,463
       Vivendi SA ..........................                       Media                        2,375,079          62,366,980
                                                                                                               --------------
                                                                                                                  535,424,928
                                                                                                               --------------
       GERMANY 9.2%
       Bayerische Motoren Werke AG .........                    Automobiles                     1,015,029          36,384,898
       Celesio AG ..........................         Health Care Providers & Services             884,674          20,203,217
       Deutsche Post AG ....................              Air Freight & Logistics               3,461,230          47,768,876
       E.ON AG .............................                Electric Utilities                  1,107,670          39,298,485
(a)    Infineon Technologies AG ............     Semiconductors & Semiconductor Equipment      11,324,646          35,470,157
       Merck KGaA ..........................                  Pharmaceuticals                     233,370          22,383,685
       Muenchener Rueckversicherungs-
          Gesellschaft AG ..................                     Insurance                        461,622          64,263,884
       SAP AG ..............................                     Software                       2,246,341          96,674,902
       Siemens AG ..........................             Industrial Conglomerates               1,729,552         126,490,203
                                                                                                               --------------
                                                                                                                  488,938,307
                                                                                                               --------------


                     Quarterly Statements of Investments | 3

Templeton Funds

                                                                                                 SHARES
       TEMPLETON FOREIGN FUND                                    INDUSTRY                        /UNITS             VALUE
       ----------------------                 ----------------------------------------------  -----------      --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       HONG KONG 2.9%
       Cheung Kong (Holdings) Ltd. .........       Real Estate Management & Development         3,540,979      $   43,758,930
       Hutchison Whampoa Ltd. ..............             Industrial Conglomerates               9,334,257          65,442,086
       Kingboard Chemical Holdings Ltd. ....  Electronic Equipment, Instruments & Components    3,066,500           7,950,910
       Yue Yuen Industrial Holdings Ltd. ...         Textiles, Apparel & Luxury Goods          15,180,124          34,894,811
                                                                                                               --------------
                                                                                                                  152,046,737
                                                                                                               --------------
       INDIA 2.1%
       GAIL India Ltd. .....................                   Gas Utilities                    7,087,610          45,230,143
(a)    Reliance Industries Ltd. ............            Oil, Gas & Consumable Fuels             1,347,833          65,146,215
                                                                                                               --------------
                                                                                                                  110,376,358
                                                                                                               --------------
       ISRAEL 0.8%
(a)    Check Point Software
       Technologies Ltd. ...................                     Software                       1,897,362          44,303,403
                                                                                                               --------------
       ITALY 1.5%
       Autogrill SpA .......................           Hotels, Restaurants & Leisure            5,279,146          48,820,944
(a)    UniCredit SpA .......................                 Commercial Banks                  11,592,094          30,308,438
                                                                                                               --------------
                                                                                                                   79,129,382
                                                                                                               --------------
       JAPAN 5.2%
       Mitsubishi UFJ Financial Group Inc...                 Commercial Banks                   3,784,500          23,761,153
       Nintendo Co. Ltd. ...................                     Software                         128,200          34,726,862
       Olympus Corp. .......................         Health Care Equipment & Supplies           1,939,337          37,994,675
       Takeda Pharmaceutical Co. Ltd. ......                  Pharmaceuticals                   1,130,044          44,729,549
       Toyota Motor Corp. ..................                    Automobiles                     2,029,000          81,164,261
       USS Co. Ltd.                                          Specialty Retail                     946,180          53,644,517
                                                                                                               --------------
                                                                                                                  276,021,017
                                                                                                               --------------
       NETHERLANDS 6.6%
       ING Groep NV ........................          Diversified Financial Services           16,470,157         172,855,594
(a)    Randstad Holding NV .................               Professional Services                2,188,560          67,140,236
       Reed Elsevier NV ....................                       Media                        1,412,977          16,997,156
       SBM Offshore NV .....................            Energy Equipment & Services             2,961,109          49,785,287
(a, b) USG People NV .......................               Professional Services                3,652,129          46,680,043
                                                                                                               --------------
                                                                                                                  353,458,316
                                                                                                               --------------
       NORWAY 4.2%
       Aker Solutions ASA ..................            Energy Equipment & Services             4,663,460          40,711,131
       StatoilHydro ASA ....................            Oil, Gas & Consumable Fuels             3,936,670          82,604,305
(a)    Telenor ASA .........................      Diversified Telecommunication Services       11,662,696          98,110,851
                                                                                                               --------------
                                                                                                                  221,426,287
                                                                                                               --------------
       RUSSIA 1.9%
       Gazprom, ADR ........................            Oil, Gas & Consumable Fuels             2,676,160          61,953,104
       Mobile TeleSystems, ADR .............        Wireless Telecommunication Services           888,288          36,855,069
                                                                                                               --------------
                                                                                                                   98,808,173
                                                                                                               --------------
       SINGAPORE 4.3%
       DBS Group Holdings Ltd. .............                 Commercial Banks                   5,812,000          47,484,317
(a)    Flextronics International Ltd. ......  Electronic Equipment, Instruments & Components   17,830,500          70,608,780
       Singapore Telecommunications Ltd. ...      Diversified Telecommunication Services       44,637,484          93,026,952
       United Overseas Bank Ltd. ...........                 Commercial Banks                   1,870,000          18,463,062
                                                                                                               --------------
                                                                                                                  229,583,111
                                                                                                               --------------


                     4 | Quarterly Statements of Investments

Templeton Funds

                                                                                                 SHARES
       TEMPLETON FOREIGN FUND                                    INDUSTRY                        /UNITS             VALUE
       ----------------------                 ----------------------------------------------  -----------      --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       SOUTH KOREA 3.0%
(a)    KB Financial Group Inc. .............                 Commercial Banks                   1,891,090      $   60,118,101
       Samsung Electronics Co. Ltd. ........     Semiconductors & Semiconductor Equipment         221,104          98,053,671
                                                                                                               --------------
                                                                                                                  158,171,772
                                                                                                               --------------
       SPAIN 1.7%
       Telefonica SA .......................      Diversified Telecommunication Services        4,282,060          92,157,811
                                                                                                               --------------
       SWEDEN 1.4%
       Niscayah Group AB ...................          Commercial Services & Supplies           12,394,009          19,248,408
       Telefonaktiebolaget LM Ericsson, B ..             Communications Equipment               5,999,649          55,985,516
                                                                                                               --------------
                                                                                                                   75,233,924
                                                                                                               --------------
       SWITZERLAND 5.9%
       Adecco SA ...........................               Professional Services                2,940,228         127,776,135
       Nestle SA ...........................                   Food Products                      830,300          30,095,167
       Novartis AG .........................                  Pharmaceuticals                     963,444          38,350,070
       Roche Holding AG ....................                  Pharmaceuticals                     230,380          31,416,435
       Swiss Reinsurance Co. ...............                     Insurance                      1,780,773          57,674,563
(a)    UBS AG ..............................                  Capital Markets                   1,992,995          29,735,329
                                                                                                               --------------
                                                                                                                  315,047,699
                                                                                                               --------------
       TAIWAN 6.7%
       Chunghwa Telecom Co. Ltd., ADR ......      Diversified Telecommunication Services        1,230,813          23,397,755
       Compal Electronics Inc. .............              Computers & Peripherals             123,697,820         104,362,327
(b)    Lite-On Technology Corp. ............              Computers & Peripherals             115,325,110         101,367,216
       Taiwan Semiconductor Manufacturing
          Co. Ltd. .........................     Semiconductors & Semiconductor Equipment      69,105,755         128,056,070
                                                                                                               --------------
                                                                                                                  357,183,368
                                                                                                               --------------
       TURKEY 0.9%
       Turkcell Iletisim Hizmetleri AS .....        Wireless Telecommunication Services         9,170,338          48,621,315
                                                                                                               --------------
       UNITED KINGDOM 18.3%
       Aviva PLC ...........................                     Insurance                     10,374,554          56,128,447
       BP PLC ..............................            Oil, Gas & Consumable Fuels            13,805,390         114,100,370
       British Sky Broadcasting Group PLC ..                       Media                        9,900,324          70,776,511
       Burberry Group PLC ..................         Textiles, Apparel & Luxury Goods           5,748,364          35,562,573
       G4S PLC .............................          Commercial Services & Supplies            7,663,199          26,059,350
       GlaxoSmithKline PLC .................                  Pharmaceuticals                   3,860,334          65,059,403
       HSBC Holdings PLC ...................                 Commercial Banks                   2,134,793          18,863,582
       Kingfisher PLC ......................                 Specialty Retail                  43,016,794         123,078,825
       Marks & Spencer Group PLC ...........                 Multiline Retail                  12,384,895          56,788,822
       Old Mutual PLC ......................                     Insurance                     29,180,693          34,595,296
       Pearson PLC .........................                       Media                        2,442,566          25,817,214
       Persimmon PLC .......................                Household Durables                  7,917,976          46,615,789
(b)    Premier Foods PLC ...................                   Food Products                  126,366,337          76,644,348
(b, c) Premier Foods PLC, 144A .............                   Food Products                   20,301,705          12,313,492
       Royal Dutch Shell PLC, A ............            Oil, Gas & Consumable Fuels               768,672          20,651,871
       Royal Dutch Shell PLC, B ............            Oil, Gas & Consumable Fuels             2,617,230          70,946,892
       SIG PLC .............................         Trading Companies & Distributors           8,172,790          15,531,939
       Vodafone Group PLC ..................        Wireless Telecommunication Services        57,825,162         108,490,652
                                                                                                               --------------
                                                                                                                  978,025,376
                                                                                                               --------------


                     Quarterly Statements of Investments | 5

Templeton Funds

                                                                                                 SHARES
       TEMPLETON FOREIGN FUND                                    INDUSTRY                        /UNITS             VALUE
       ----------------------                 ----------------------------------------------  -----------      --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       UNITED STATES 1.4%
       Invesco Ltd. ........................                  Capital Markets                   1,536,065      $   24,039,417
       KKR Private Equity Investors LP
          (Units) ..........................                  Capital Markets                  13,487,926          52,602,912
                                                                                                               --------------
                                                                                                                   76,642,329
                                                                                                               --------------
       TOTAL COMMON STOCKS AND OTHER
          EQUITY INTERESTS
          (COST $5,977,936,018)                                                                                 5,057,926,360
                                                                                                               --------------
       PREFERRED STOCKS
          (COST $12,881,902) 1.1%
       BRAZIL 1.1%
       Vale SA, ADR, pfd., A ...............                  Metals & Mining                   3,581,344          58,125,213
                                                                                                               --------------

                                                                                               PRINCIPAL
                                                                                               AMOUNT(e)
                                                                                              -----------
       FOREIGN GOVERNMENT AND AGENCY
       SECURITIES (COST $300,796) 0.0%(d)
       SWEDEN 0.0%d
       Government of Sweden, 5.50%,
          10/08/12 .........................                                                    2,260,000 SEK         330,311
                                                                                                               --------------
       TOTAL INVESTMENTS BEFORE SHORT
       TERM INVESTMENTS
          (COST $5,991,118,716) ............                                                                    5,116,381,884
                                                                                                               --------------
       SHORT TERM INVESTMENTS 3.3%
       TIME DEPOSITS 3.3%
       UNITED STATES 3.3%
       Deutsche Bank AG, 0.10%, 6/01/09 ....                                                   97,250,000          97,250,000
       Royal Bank of Canada, 0.125%,
          6/01/09 ..........................                                                   80,000,000          80,000,000
                                                                                                               --------------
       TOTAL TIME DEPOSITS
          (COST $177,250,000) ..............                                                                      177,250,000
                                                                                                               --------------
       TOTAL INVESTMENTS
          (COST $6,168,368,716) 99.3% ......                                                                    5,293,631,884
       OTHER ASSETS, LESS LIABILITIES 0.7%..                                                                       37,142,054
                                                                                                               --------------
       NET ASSETS 100.0% ...................                                                                   $5,330,773,938
                                                                                                               ==============

See Abbreviations on page 14.

(a)  Non-income producing.

(b)  See Note 4 regarding holdings of 5% voting securities.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2009, the value of this security was $12,313,492, representing 0.23% of net assets.

(d)  Rounds to less than 0.1% of net assets.

(e)  The principal amount is stated in U.S. dollars unless otherwise indicated.

                    See Notes to Statements of Investments.


                     6 | Quarterly Statements of Investments

Templeton Funds

STATEMENT OF INVESTMENTS, MAY 31, 2009 (UNAUDITED)

                                                                                                 SHARES
       TEMPLETON WORLD FUND                                      INDUSTRY                        /UNITS             VALUE
       ----------------------                 ----------------------------------------------  -----------      --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS 92.5%
       CHINA 0.6%
       China Telecom Corp. Ltd., ADR .......      Diversified Telecommunication Services          657,000      $   31,266,630
                                                                                                               --------------
       FINLAND 0.9%
       UPM-Kymmene OYJ .....................              Paper & Forest Products               5,421,310          50,595,620
                                                                                                               --------------
       FRANCE 5.8%
       France Telecom SA ...................      Diversified Telecommunication Services        2,756,030          67,226,080
       Sanofi-Aventis ......................                  Pharmaceuticals                   1,800,000         114,410,781
       Total SA, B .........................            Oil, Gas & Consumable Fuels               967,820          55,768,242
       Vivendi SA ..........................                       Media                        2,750,000          72,211,996
                                                                                                               --------------
                                                                                                                  309,617,099
                                                                                                               --------------
       GERMANY 4.8%
       Bayerische Motoren Werke AG .........                    Automobiles                     1,177,640          42,213,879
       Deutsche Post AG ....................              Air Freight & Logistics               1,638,630          22,614,942
       Merck KGaA ..........................                  Pharmaceuticals                     323,380          31,016,995
       SAP AG ..............................                     Software                       1,276,980          54,956,890
       Siemens AG ..........................             Industrial Conglomerates               1,416,280         103,579,161
                                                                                                               --------------
                                                                                                                  254,381,867
                                                                                                               --------------
       HONG KONG 4.8%
       Cheung Kong (Holdings) Ltd. .........       Real Estate Management & Development         9,663,751         119,423,302
       Hutchison Whampoa Ltd. ..............             Industrial Conglomerates              13,611,060          95,426,573
       Yue Yuen Industrial Holdings Ltd. ...         Textiles, Apparel & Luxury Goods          17,249,500          39,651,721
                                                                                                               --------------
                                                                                                                  254,501,596
                                                                                                               --------------
       INDIA 2.5%
       ICICI Bank Ltd., ADR ................                 Commercial Banks                     677,908          21,110,055
(a)    Reliance Industries Ltd. ............            Oil, Gas & Consumable Fuels             2,273,360         109,880,675
                                                                                                               --------------
                                                                                                                  130,990,730
                                                                                                               --------------
       IRELAND 0.0%b
       CRH PLC .............................              Construction Materials                   14,700             349,110
                                                                                                               --------------
       ISRAEL 1.2%
(a)    Check Point Software Technologies
          Ltd. .............................                     Software                       2,674,400          62,447,240
                                                                                                               --------------
       ITALY 1.6%
       Eni SpA .............................            Oil, Gas & Consumable Fuels             2,541,076          61,300,135
(a)    Intesa Sanpaolo SpA .................                 Commercial Banks                   6,634,800          23,525,211
                                                                                                               --------------
                                                                                                                   84,825,346
                                                                                                               --------------
       JAPAN 3.7%
       Nintendo Co. Ltd. ...................                     Software                          79,100          21,426,637
       Olympus Corp. .......................         Health Care Equipment & Supplies           1,426,000          27,937,592
       Sumitomo Mitsui Financial Group
          Inc. .............................                 Commercial Banks                     780,300          30,066,681
       Takeda Pharmaceutical Co. Ltd. ......                  Pharmaceuticals                   1,241,800          49,153,089
       Toyota Motor Corp. ..................                    Automobiles                     1,740,500          69,623,655
                                                                                                               --------------
                                                                                                                  198,207,654
                                                                                                               --------------
       NETHERLANDS 0.9%
       ING Groep NV ........................          Diversified Financial Services            4,594,030          48,214,706
                                                                                                               --------------


                     Quarterly Statements of Investments | 7

Templeton Funds

                                                                                                 SHARES
       TEMPLETON WORLD FUND                                      INDUSTRY                        /UNITS             VALUE
       ----------------------                 ----------------------------------------------  -----------      --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       NORWAY 0.9%
(a)    Telenor ASA .........................      Diversified Telecommunication Services        5,675,250      $   47,742,272
                                                                                                               --------------
       PHILIPPINES 0.3%
       Ayala Land Inc. .....................       Real Estate Management & Development        94,089,601          17,353,816
                                                                                                               --------------
       RUSSIA 1.0%
       Gazprom, ADR ........................            Oil, Gas & Consumable Fuels             2,307,910          53,428,117
                                                                                                               --------------
       SINGAPORE 3.3%
       DBS Group Holdings Ltd. .............                 Commercial Banks                   5,832,000          47,647,719
(a)    Flextronics International Ltd. ......  Electronic Equipment, Instruments & Components    4,259,287          16,866,776
       Parkway Holdings Ltd. ...............         Health Care Providers & Services          22,029,333          22,726,377
       Singapore Telecommunications Ltd. ...      Diversified Telecommunication Services       43,167,261          89,962,927
                                                                                                               --------------
                                                                                                                  177,203,799
                                                                                                               --------------
       SOUTH AFRICA 0.4%
       Massmart Holdings Ltd. ..............             Food & Staples Retailing               2,307,600          22,333,484
                                                                                                               --------------
       SOUTH KOREA 2.5%
(a)    KB Financial Group Inc. .............                 Commercial Banks                   1,038,873          33,025,965
       Samsung Electronics Co. Ltd. ........     Semiconductors & Semiconductor Equipment         229,519         101,785,497
                                                                                                               --------------
                                                                                                                  134,811,462
                                                                                                               --------------
       SPAIN 1.8%
       Telefonica SA .......................      Diversified Telecommunication Services        4,350,130          93,622,802
                                                                                                               --------------
       SWITZERLAND 3.5%
       Adecco SA ...........................               Professional Services                1,433,264          62,286,644
       Novartis AG .........................                  Pharmaceuticals                   1,575,950          62,730,987
       Roche Holding AG ....................                  Pharmaceuticals                     466,090          63,559,712
                                                                                                               --------------
                                                                                                                  188,577,343
                                                                                                               --------------
       TAIWAN 5.2%
       Chunghwa Telecom Co. Ltd., ADR ......      Diversified Telecommunication Services        2,995,171          56,938,201
       Compal Electronics Inc. .............              Computers & Peripherals              64,451,387          54,376,841
(c)    Compal Electronics Inc., GDR,
          144A .............................              Computers & Peripherals                  24,240             102,255
       Taiwan Semiconductor Manufacturing
          Co. Ltd. .........................     Semiconductors & Semiconductor Equipment      89,727,761         166,269,574
                                                                                                               --------------
                                                                                                                  277,686,871
                                                                                                               --------------
       TURKEY 1.0%
       Turkcell Iletisim Hizmetleri AS .....        Wireless Telecommunication Services         9,848,862          52,218,863
                                                                                                               --------------
       UNITED KINGDOM 10.9%
       Aviva PLC ...........................                     Insurance                      6,771,466          36,635,008
       BAE Systems PLC .....................                Aerospace & Defense                11,670,208          64,506,665
       BP PLC ..............................            Oil, Gas & Consumable Fuels            12,060,484          99,678,871
       British Sky Broadcasting Group PLC ..                       Media                        4,258,959          30,446,908
       GlaxoSmithKline PLC .................                  Pharmaceuticals                   5,138,017          86,592,590
       Kingfisher PLC ......................                 Specialty Retail                  15,848,820          45,346,340
       Pearson PLC .........................                       Media                        3,377,592          35,700,167
       Royal Dutch Shell PLC, A ............            Oil, Gas & Consumable Fuels               626,995          16,845,443


                     8 | Quarterly Statements of Investments

Templeton Funds

                                                                                                 SHARES
       TEMPLETON WORLD FUND                                      INDUSTRY                        /UNITS             VALUE
       ----------------------                 ----------------------------------------------  -----------      --------------
       COMMON STOCKS AND OTHER EQUITY
       INTERESTS (CONTINUED)
       UNITED KINGDOM (CONTINUED)
       Royal Dutch Shell PLC, B ............            Oil, Gas & Consumable Fuels              2,427,995     $   65,817,180
       Tesco PLC ...........................             Food & Staples Retailing                5,093,050         30,058,636
       Vodafone Group PLC ..................        Wireless Telecommunication Services         38,605,020         72,430,126
                                                                                                               --------------
                                                                                                                  584,057,934
                                                                                                               --------------
       UNITED STATES 34.9%
       Abbott Laboratories .................                  Pharmaceuticals                      860,100         38,756,106
       Accenture Ltd., A ...................                    IT Services                      4,228,620        126,562,597
       ACE Ltd. ............................                     Insurance                          50,900          2,239,091
       American Express Co. ................                 Consumer Finance                      935,340         23,243,199
(a)    Amgen Inc. ..........................                   Biotechnology                     2,200,000        109,868,000
       Bank of America Corp. ...............          Diversified Financial Services             1,500,910         16,915,256
       Bristol-Myers Squibb Co. ............                  Pharmaceuticals                    2,981,970         59,400,842
       Chevron Corp. .......................            Oil, Gas & Consumable Fuels              1,218,070         81,208,727
(a)    Cisco Systems Inc. ..................             Communications Equipment                3,920,080         72,521,480
       Comcast Corp., A ....................                       Media                         6,616,780         86,018,140
       Covidien Ltd. .......................         Health Care Equipment & Supplies            1,225,450         43,773,074
(a)    The DIRECTV Group Inc. ..............                       Media                         1,170,220         26,329,950
       E. I. du Pont de Nemours and Co. ....                     Chemicals                       1,017,390         28,965,093
       FedEx Corp. .........................              Air Freight & Logistics                  642,300         35,602,689
       The Gap Inc. ........................                 Specialty Retail                    4,005,521         71,498,550
       General Electric Co. ................             Industrial Conglomerates                5,168,590         69,672,593
       Great Plains Energy Inc. ............                Electric Utilities                     892,533         13,450,472
       The Home Depot Inc. .................                 Specialty Retail                      674,100         15,612,156
       Invesco Ltd. ........................                  Capital Markets                    1,864,302         29,176,326
       JPMorgan Chase & Co. ................          Diversified Financial Services               623,600         23,010,840
       KKR Private Equity Investors LP
          (Units) ..........................                  Capital Markets                    6,333,380         24,700,182
       Merck & Co. Inc. ....................                  Pharmaceuticals                    1,809,240         49,898,839
       Microsoft Corp. .....................                     Software                        9,157,720        191,304,771
       News Corp., A .......................                       Media                         9,396,020         91,893,076
       Oracle Corp. ........................                     Software                        6,656,470        130,400,247
       Pfizer Inc. .........................                  Pharmaceuticals                    4,352,300         66,111,437
(a)    Progressive Corp. ...................                     Insurance                       2,137,430         34,476,746
       Quest Diagnostics Inc. ..............         Health Care Providers & Services              879,380         45,921,224
(a)    Sprint Nextel Corp. .................        Wireless Telecommunication Services          5,721,070         29,463,511
       TECO Energy Inc. ....................                  Multi-Utilities                    2,301,100         25,818,342
       Time Warner Cable Inc. ..............                       Media                           536,187         16,509,198
       Time Warner Inc. ....................                       Media                         2,136,120         50,027,930
       Torchmark Corp. .....................                     Insurance                         693,890         27,866,622
       United Parcel Service Inc., B .......              Air Freight & Logistics                2,002,070        102,385,860
                                                                                                               --------------
                                                                                                                1,860,603,166
                                                                                                               --------------
       TOTAL COMMON STOCKS AND OTHER EQUITY
          INTERESTS
          (COST $5,944,675,072) ............                                                                    4,935,037,527
                                                                                                               --------------


                     Quarterly Statements of Investments | 9

Templeton Funds

                                                                                                 SHARES
       TEMPLETON WORLD FUND                                      INDUSTRY                        /UNITS             VALUE
       ----------------------                 ----------------------------------------------  -----------      --------------
       PREFERRED STOCKS 2.2%
       BRAZIL 2.2%
       Petroleo Brasileiro SA, ADR, pfd. ...            Oil, Gas & Consumable Fuels             2,161,790      $   75,597,797
       Vale SA, ADR, pfd., A ...............                  Metals & Mining                   2,526,000          40,996,980
                                                                                                               --------------
       TOTAL PREFERRED STOCKS
          (COST $71,113,335)                                                                                      116,594,777
                                                                                                               --------------

                                                                                               PRINCIPAL
                                                                                               AMOUNT(d)
                                                                                              -----------
       FOREIGN GOVERNMENT AND AGENCY
          SECURITIES 0.3%
       CANADA 0.2%
       Government of Canada, 6.00%,
          6/01/11 ..........................                                                    8,030,000 CAD       8,043,981
                                                                                                               --------------
       SWEDEN 0.1%
       Government of Sweden, 5.50%,
          10/08/12 .........................                                                   48,680,000 SEK       7,114,829
                                                                                                               --------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY
          SECURITIES (COST $10,568,858) ....                                                                       15,158,810
                                                                                                               --------------
       U.S. GOVERNMENT AND AGENCY
       SECURITIES (COST $15,672,029) 0.3%
       FHLMC, 5.50%, 12/01/35 ..............                                                   15,900,600          16,471,034
                                                                                                               --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS
          (COST $6,042,029,294) ............                                                                    5,083,262,148
                                                                                                               --------------
       SHORT TERM INVESTMENTS 4.4%
       TIME DEPOSITS (COST $128,630,000)
          2.4%
       UNITED STATES 2.4%
       Paribas Corp., 0.22%, 6/01/09 .......                                                  128,630,000         128,630,000
                                                                                                               --------------
       U.S. GOVERNMENT AND AGENCY SECURITIES
          2.0%
(e)    FHLB, 8/06/09 - 9/14/09 .............                                                   79,000,000          78,871,103
(e)    FHLMC, 9/14/09 ......................                                                   25,000,000          24,987,975
                                                                                                               --------------
       TOTAL U.S. GOVERNMENT AND AGENCY
          SECURITIES (COST $103,895,328) ...                                                                      103,959,078
                                                                                                               --------------
       TOTAL INVESTMENTS
          (COST $6,274,554,622) 99.7% ......                                                                    5,315,851,226
       OTHER ASSETS, LESS LIABILITIES 0.3%..                                                                       16,226,588
                                                                                                               --------------
       NET ASSETS 100.0% ...................                                                                   $5,332,077,814
                                                                                                               ==============

See Abbreviations on page 14.

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2009, the value of this security was $102,255, representing less than 0.01% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    10 | Quarterly Statements of Investments

Templeton Funds

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of two funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                    Quarterly Statements of Investments | 11

Templeton Funds

3. INCOME TAXES

At May 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   TEMPLETON         TEMPLETON
                                                  FOREIGN FUND       WORLD FUND
                                                ---------------   ---------------
Cost of investments..........................   $ 6,177,415,852   $ 6,283,795,554
                                                ===============   ===============
Unrealized appreciation......................   $   594,646,760   $   529,006,167
Unrealized depreciation......................    (1,478,430,728)   (1,496,950,495)
                                                ---------------   ---------------
Net unrealized appreciation (depreciation)...   $  (883,783,968)  $  (967,944,328)
                                                ===============   ===============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Foreign Fund for the nine months ended May 31, 2009, were as shown below.

                                    NUMBER
                                  OF SHARES                                  NUMBER
                                   HELD AT                                 OF SHARES      VALUE AT                       REALIZED
                                  BEGINNING       GROSS         GROSS     HELD AT END      END OF        INVESTMENT      CAPITAL
NAME OF ISSUER                    OF PERIOD     ADDITIONS    REDUCTIONS    OF PERIOD       PERIOD          INCOME      GAIN (LOSS)
--------------                   -----------   -----------   ----------   -----------   ------------     ----------   -------------
TEMPLETON FOREIGN FUND
Compal Electronics Inc. ......   202,771,040            --   79,073,220   123,697,820   $         --(a)      $--      $ (27,302,331)
Lite-On Technology Corp. .....   132,346,020            --   17,020,910   115,325,110    101,367,216          --        (18,317,443)
Persimmon PLC ................    15,276,482            --    7,358,506     7,917,976             --(a)       --        (57,386,275)
Premier Foods PLC ............            --   127,351,600      985,263   126,366,337     76,644,348          --           (102,325)
Premier Foods PLC, 144A ......            --    20,301,705           --    20,301,705     12,313,492          --                 --
USG People NV ................            --     3,684,722       32,593     3,652,129     46,680,043          --            (29,363)
                                                                                        ------------         ---      -------------
   TOTAL AFFILIATED SECURITIES (4.45% of Net Assets)                                    $237,005,099         $--      $(103,137,737)
                                                                                        ============         ===      =============

(a)  As of May 31, 2009, no longer an affiliate.

5. FAIR VALUE MEASUREMENTS

The Funds adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on September 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Funds have determined that the implementation of SFAS 157 did not have a material impact on the Funds' financial statements.


                    12 | Quarterly Statements of Investments

Templeton Funds

5. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2009, in valuing the Funds' assets and liabilities carried at fair value:

                                   LEVEL 1         LEVEL 2     LEVEL 3        TOTAL
                               --------------   ------------   -------   --------------
TEMPLETON FOREIGN FUND
   ASSETS:
   Investments in Securities   $5,116,051,573   $177,580,311     $--     $5,293,631,884
TEMPLETON WORLD FUND
   ASSETS:
   Investments in Securities   $5,051,530,049   $264,321,177     $--     $5,315,851,226

6. NEW ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position FSP FAS 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP FAS 157-4), which provides additional guidance when the volume and level of activity for the asset or liability measured at fair value have significantly decreased. Additionally, FSP FAS 157-4 amends SFAS 157, expanding disclosure requirements by reporting entities surrounding the major categories of assets and liabilities carried at fair value. FSP FAS 157-4 is effective for interim and annual periods ending after June 15, 2009. The Trust believes applying FSP FAS 157-4 will not have a material impact on its financial statements.


                    Quarterly Statements of Investments | 13

Templeton Funds

6. NEW ACCOUNTING PRONOUNCEMENTS (CONTINUED)

In May 2009, FASB issued Statement No. 165, "Subsequent Events", which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before the statements are issued or are available to be issued. FASB 165 is effective for interim or annual financial periods ending after June 15, 2009, the adoption of FASB 165 will not have a material impact on the financial statements.

ABBREVIATIONS

CURRENCY

CAD   - Canadian Dollar
SEK   - Swedish Krona

SELECTED PORTFOLIO

ADR   - American Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
GDR   - Global Depository Receipt

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    14 | Quarterly Statements of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS


By /s/LAURA F. FERGERSON
  -----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  -----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date  July 27, 2009

By /s/ MARK H. OTANI
  -----------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date  July 27, 2009